Leases - Maturity profile of the Group's net investment in leases (Details) - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024
Leases
Gross investment in leases	€ 578	€ 343
Unearned finance income	(118)	(33)
Net investment in leases	460	310
Within one year
Leases
Gross investment in leases	106	106
In more than one year but less than two years
Leases
Gross investment in leases	82	80
In more than two years but less than three years
Leases
Gross investment in leases	59	56
In more than three years but less than four years
Leases
Gross investment in leases	51	49
In more than four years but less than five years
Leases
Gross investment in leases	42	35
In more than five years
Leases
Gross investment in leases	€ 238	€ 17